Deconsolidation of VIE - Schedule of Disposal was not Presented as Discontinued Operations (Details) - Variable Interest Entity, Primary Beneficiary [Member] - Discontinued Operations [Member]	12 Months Ended
Dec. 31, 2025 USD ($)
Schedule of Discontinued Operations [Line Items]
Total current assets	$ 20,754,013
Total other assets	527,722
Total assets	21,281,735
Total current liabilities	(21,344,791)
Total gain on VIE deconsolidation	$ 63,056